Deferred Income Tax (Details) - Schedule of Movement of Deferred Tax Assets and Liabilities - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	S/ 368,167	S/ 376,451	S/ 368,769
(Debit) credit to P&L	(38,508)	(3,885)	59,193
Discontinued operations			(45,405)
Reclassification	(8,769)		(6,106)
Ending balance	322,120	368,167	376,451
Sale of a subsidiary	1,230	(4,399)
Deferred tax assets [Member] | Provisions [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	42,507	40,846	29,586
(Debit) credit to P&L	(15,324)	6,060	13,673
Discontinued operations			(2,413)
Reclassification
Ending balance	27,183	42,507	40,846
Sale of a subsidiary		(4,399)
Deferred tax assets [Member] | Difference in depreciation rates [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	23,472	16,293	7,653
(Debit) credit to P&L	319	7,179	8,640
Discontinued operations
Reclassification
Ending balance	23,791	23,472	16,293
Sale of a subsidiary
Deferred tax assets [Member] | Tax losses [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	175,832	182,441	186,495
(Debit) credit to P&L	(13,332)	(6,609)	36,258
Discontinued operations			(40,312)
Reclassification
Ending balance	162,500	175,832	182,441
Sale of a subsidiary
Deferred tax assets [Member] | Work in process [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance			4,792
(Debit) credit to P&L			(4,792)
Discontinued operations
Reclassification
Ending balance
Sale of a subsidiary
Deferred tax assets [Member] | Accrual for unpaid vacations [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	13,597	19,441	13,040
(Debit) credit to P&L	(3,609)	(5,844)	7,288
Discontinued operations			(887)
Reclassification
Ending balance	9,988	13,597	19,441
Sale of a subsidiary
Deferred tax assets [Member] | Impairment [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	32,090	29,418	51,252
(Debit) credit to P&L	(12,710)	2,672	(21,834)
Discontinued operations
Reclassification
Ending balance	19,380	32,090	29,418
Sale of a subsidiary
Deferred tax assets [Member] | Fair value [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	53,140	51,593	45,997
(Debit) credit to P&L	(2,157)	1,547	5,596
Discontinued operations
Reclassification
Ending balance	50,983	53,140	51,593
Sale of a subsidiary
Deferred tax assets [Member] | Tax Goodwill [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	9,508	11,586	13,993
(Debit) credit to P&L	(2,247)	(2,078)	(2,407)
Discontinued operations
Reclassification
Ending balance	7,261	9,508	11,586
Sale of a subsidiary
Deferred tax assets [Member] | Earning stripping rules [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	7,195	8,372
(Debit) credit to P&L	(8)	(1,177)	8,372
Discontinued operations
Reclassification
Ending balance	7,187	7,195	8,372
Sale of a subsidiary
Deferred tax assets [Member] | Unpaid non domicilied expenses [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	201	4,064
(Debit) credit to P&L	24	(3,863)	4,064
Discontinued operations
Reclassification
Ending balance	225	201	4,064
Sale of a subsidiary
Deferred tax assets [Member] | Right-of-use assets [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	3,226	4,571
(Debit) credit to P&L	(844)	(1,345)	4,571
Discontinued operations
Reclassification
Ending balance	2,382	3,226	4,571
Sale of a subsidiary
Deferred tax assets [Member] | Higher value paid [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	7,399
(Debit) credit to P&L	29	7,399
Discontinued operations
Reclassification
Ending balance	7,428	7,399
Sale of a subsidiary
Deferred tax assets [Member] | Deferred income tax assets, Other [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance		7,826	15,961
(Debit) credit to P&L	11,351	(7,826)	(236)
Discontinued operations			(1,793)
Reclassification	(8,769)		(6,106)
Ending balance	3,812		7,826
Sale of a subsidiary	1,230
Deferred tax liabilities [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	200,837	198,512	210,633
(Debit) credit to P&L	52,984	(491)	(7,402)
Discontinued operations			(4,719)
Reclassification		2,816
Ending balance	255,051	200,837	198,512
Sale of a subsidiary	1,230
Deferred tax liabilities [Member] | Difference in depreciation rates [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	109,169	73,484	87,988
(Debit) credit to P&L	(2,714)	35,685	(10,668)
Discontinued operations			(3,836)
Reclassification
Ending balance	106,455	109,169	73,484
Sale of a subsidiary
Deferred tax liabilities [Member] | Deferred income [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance			15,906
(Debit) credit to P&L			(15,906)
Discontinued operations
Reclassification
Ending balance
Sale of a subsidiary
Deferred tax liabilities [Member] | Work in process [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	5,067	48,157	20,292
(Debit) credit to P&L	52,133	(47,649)	27,865
Discontinued operations
Reclassification
Ending balance	57,200	5,067	48,157
Sale of a subsidiary		4,559
Deferred tax liabilities [Member] | Tax receivable [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	44,977	42,054	39,026
(Debit) credit to P&L	2,633	2,923	3,028
Discontinued operations
Reclassification
Ending balance	47,610	44,977	42,054
Sale of a subsidiary
Deferred tax liabilities [Member] | Borrowing costs capitalized [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	22,538	12,328	15,108
(Debit) credit to P&L	930	6,302	(2,780)
Discontinued operations
Reclassification
Ending balance	23,468	22,538	12,328
Sale of a subsidiary		3,908
Deferred tax liabilities [Member] | Price purchase allocation [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	18,560	21,393	8,917
(Debit) credit to P&L	1,026	(2,833)	12,476
Discontinued operations
Reclassification
Ending balance	19,586	18,560	21,393
Sale of a subsidiary
Deferred tax liabilities [Member] | Other [Member]
Schedule of Movement of Deferred tax Assets and Liabilities [Abstract]
Beginning balance	526	1,096	23,396
(Debit) credit to P&L	(1,024)	5,081	(21,417)
Discontinued operations			(883)
Reclassification		2,816
Ending balance	732	526	S/ 1,096
Sale of a subsidiary	S/ 1,230	S/ (8,467)